SHAREHOLDERS' EQUITY (Summary of Share Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SHAREHOLDERS' EQUITY [Abstract]
Share options outstanding, beginning of year, Number of options	4,533,761	4,119,386
Granted, Number of options	2,811,460	848,000
Exercised, Number of options	(57,275)	(240,125)
Forfeited, Number of options	(878,013)	(193,500)
Expired, Number of options	(100,750)
Share options outstanding, end of year, Number of options	6,309,183	4,533,761
Share options exercisable, end of year, Number of options	2,897,723	3,326,197
Share options outstanding, beginning of year, Exercise price	$ 32.35	$ 32.39
Granted, Exercise price	16.69	30.80
Exercised, Exercise price	20.68	24.63
Forfeited, Exercise price	36.47	36.36
Expired, Exercise price	14.60
Share options outstanding, end of year, Exercise price	25.18	32.35
Share options exercisable, end of year, Exercise price	$ 32.01	$ 31.93